S000006642 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High Yield Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.51%	6.53%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	9.96%	4.02%	6.34%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.86%	0.90%	3.43%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.83%	1.65%	3.59%